WADDELL & REED ADVISORS FUNDS

Supplement dated June 4, 2008 to the
Statement of Additional Information for

Waddell & Reed Advisors Fixed Income Funds, Inc. dated January 31, 2008
Waddell & Reed Advisors Funds, Inc. dated January 31, 2008
Waddell & Reed Advisors Global Bond Fund, Inc. dated January 31, 2008
Waddell & Reed Advisors High Income Fund, Inc. dated January 31, 2008
Waddell & Reed Advisors Municipal Bond Fund, Inc. dated January 31, 2008
Waddell & Reed Advisors Municipal High Income Fund, Inc. dated January 31, 2008
Waddell & Reed Advisors Asset Strategy Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors Continental Income Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors International Growth Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors New Concepts Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors Retirement Shares, Inc. dated October 31, 2007
Waddell & Reed Advisors Small Cap Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors Select Funds, Inc. dated October 31, 2007
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. dated October 31, 2007
Waddell & Reed Advisors Vanguard Fund, Inc. dated October 31, 2007 and each Supplemented February 5, 2008

The following disclosure and schedule replaces the corresponding information in the section titled Sales Charges for Class A Shares:

Waddell & Reed may pay Legend and unaffiliated broker-dealers up to 1.00% on investments made in Class A shares with no initial sales charge, according to the following schedule:

1.00% - Sales of $1.0 million to $3,999,999.99
0.50% - Sales of $4.0 million to $49,999,999.99
0.25% - Sales of $50.0 million or more